Deferred Tax Balances - Movements in Deferred Tax Balances (Detail)	12 Months Ended
Jun. 30, 2020 AUD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	$ 0
(Charged)/credited - to profit or loss	0
Deferred tax movement ending balance	0
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	2,075,951
(Charged)/credited - to profit or loss	(567,473)
Deferred tax movement ending balance	1,508,478
Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	(2,075,951)
(Charged)/credited - to profit or loss	567,473
Deferred tax movement ending balance	$ (1,508,478)